Capital Stock	12 Months Ended
Dec. 31, 2020
Shareholders’ equity
Capital Stock

Authorized:

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

Issued:

	Number of common	Amount
	share outstanding	$’000
Balance at January 1, 2019	254,355,192	$301
Share issued in reverse acquisition (note 25)	63,588,798	2,287
Balance at December 31, 2019	317,943,990	$2,588
Shares issued to settle debts	45,241,388	4,749
Share repurchased	(155,000)	(17)
Balance at December 31, 2020	363,030,378	$7,320

Preferred shares are non-redeemable and non-transferrable with discretionary dividends and hence are classified as equity. Preferred shares shall be issued at a price of $0.30 per share and will not have voting rights. As at December 31, 2020, there were no preferred shares issued by the Company (2019 - $Nil).

Shares issued in reverse acquisition

On July 24, 2019, Hunt concluded an agreement with PGP on the terms of a recommended share for share exchange offer to be made by Hunt for all the issued shares of common stock of PGP in exchange for the common shares of Hunt Mining on the basis of 10.76 Hunt Shares for each PGP Share. Hunt issued 254,355,192 common shares to the shareholders of PGP representing an ownership interest of approximately 80% in Hunt in exchange for all of the issued and outstanding shares of PGP (note 25).

Normal Course Issuer Bid

On February 19, 2020, the Company announced that it has received approval from the TSX Venture Exchange (“TSXV”) of its Notice of Intention to Make a Normal Course Issuer Bid (the “NCIB”). Under the NCIB, the Company may purchase for cancellation up to 15,897,199 common shares (the “Shares”) (representing approximately 5% of its 317,943,990 issued and outstanding common shares as of February 17, 2020) over a twelve (12) month period commencing on February 21, 2020. The NCIB will expire no later than February 20, 2021. Subsequent to December 31, 2020, the NICB expired and was not renewed.

During the year ended December 31, 2020, the Company repurchased 155,000 common shares under the NCIB for $17.

Shares issued to settle debts

On October 30, 2020, the Company issued 44,040,277 common shares to an entity controlled by a director at a deemed price of approximately $0.227 (CAD $0.30) per share to settle an aggregate face value of $10,000 outstanding debt owed by the Company to the director and entities controlled by the director. The converted face value of the debt consisted of $4,822 of long-term debt with related parties and $5,178 of accounts payable with related parties. Following the debt conversion, the face value of the balance of $1,458 in accounts payable owed to the director and entities controlled by the director in respect of interest, wages, rent and administration expenses was settled in full through a cash payment of $720.

Prior to the debt settlement, the fair value of the outstanding debts in the Company’s consolidated financial statements was $10,147 which consisted of $4,233 of long-term debt with related parties and $5,914 of accounts payable with related parties.

The value of the common shares issued was determined to be $4,630 using a fair market value of approximately $0.105 (CAD $0.14) per common share based on the closing price of the Company’s shares on the date of issuance. The resulting $5,517 gain on settlement of debt was recorded under contributed surplus on the consolidated statements of changes in equity.

On November 24, 2020, the Company issued 1,201,111 common shares to certain directors settle an aggregate of $128 outstanding directors fees. The value of the common shares issued was determined to be $119 using a fair market value of approximately $0.10 (CAD $0.14) per common share based on the closing price of the Company’s shares on the date of issuance. The resulting $9 gain on settlement of director fees was recorded under contributed surplus on the consolidated statements of changes in equity.

Stock options

Under the Company’s share option plan, and in accordance with TSX Venture Exchange requirements, the number of common shares reserved for issuance under the option plan shall not exceed 10% of the issued and outstanding common shares of the Company, have a maximum term of 5 years and vest at the discretion of the Board of Directors. In connection with the foregoing, the number of common shares reserved for issuance to: (a) any individual director or officer will not exceed 5% of the issued and outstanding common shares; and (b) all consultants will not exceed 2% of the issued and outstanding common shares.

All equity-settled share-based payments are ultimately recognized as an expense in the consolidated statements of loss and comprehensive loss with a corresponding credit to “Contributed Surplus”. If vesting periods or other non-market vesting conditions apply, the expense is allocated over the vesting period, based on the best available estimate of the number of share options expected to vest. Estimates are subsequently revised if there is any indication that the number of share options expected to vest differs from previous estimates. Any cumulative adjustment prior to vesting is recognized in the current period. No adjustment is made to any expense recognized in prior periods if share options ultimately exercised are different to that estimated on vesting.

	Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted Average Price (CAD)	Number of options	Weighted Average Price (CAD)
Balance, beginning of year	7,650,000	$0.065	1,706,830	$13.896
Granted	9,600,000	0.160	7,650,000	0.065
Cancelled	-	-	(1,706,830)	(13.896)
Balance, end of year	17,250,000	$0.118	7,650,000	$0.065

All outstanding options prior to the RTO were cancelled 40 days after the RTO.

As at December 31, 2020, the following stock options were outstanding:

Exercise price (CAD)	Options vested	Options unvested	Total outstanding	Remaining contractual life (years)	Expiry date
$0.065	7,650,000	-	7,650,000	3.73	September 25, 2024
$0.160	-	9,600,000	9,600,000	4.62	August 13, 2025
	7,650,000	9,600,000	17,250,000	4.23

On September 25, 2019, the Company granted 7,650,000 options to directors, officers, and employees with an exercise price of CAD $0.065 and an expiry date of September 25, 2024. The stock options vest one year after the date of grant. The fair value of the options on grant date was estimated to be $456. The fair value of the options was calculated using the Black-Scholes option pricing model and using the following assumptions:

Discount rate	1.46%
Expected volatility	253.14%
Expected life (years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Stock price	CAD$ 0.06

On August 14, 2020, the Company granted 9,600,000 options to directors, officers, and employees with an exercise price of CAD $0.16 and an expiry date of August 14, 2025. The options vest in three equal trances on the first, second and third anniversary of the grant date. The fair value of the options on grant date was estimated to be $1,440. The fair value of the options was calculated using the Black-Scholes option pricing model and using the following assumptions:

Discount rate	0.35%
Expected volatility	172.95%
Expected life (years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Stock price	CAD$ 0.15

During the year ended December 31, 2020, the Company recognized a share-based payments expense of $382 (2019 - $127) (2018 - $190).